SCHEDULE OF SUPPLEMENTAL OF COMPREHENSIVE LOSS RELATED TO LEASES (Details) - CNY (¥) ¥ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Leases [Abstract]
Operating lease expense	¥ 19,058	¥ 20,115	¥ 17,490
Short-term lease expense	1,909	5,452	5,905
Total operating lease expenses	20,967	25,567	23,395
Amortization expense	21,029	14,290
Interest expense	60,662	41,184
Total finance lease expenses	81,691	55,474
Total lease expenses	¥ 102,658	¥ 81,041	¥ 23,395